Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 17,329	€ 13,997
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,306	7,079
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	6,917	7,487
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	3,459	6,240
Borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	4,872
Borrowings | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities		4,583
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,114	2,288
Lease liabilities | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,306	2,496
Lease liabilities | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	6,917	7,487
Lease liabilities | Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	3,459	6,240
Trade payables and other payables | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 10,343	€ 11,709